UNEARNED REVENUE (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	$ 26,135	$ 33,058	$ 0